Transition disclosures - Reconciliation of impairment allowance and provisions (Narrative) (Details) - Loans and advances [member] - IFRSs 9 [member] £ in Millions	Jan. 01, 2018 GBP (£)
Cash collateral and settlement balances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	£ 5
Other assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additional impairment allowance	£ 1